CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Balance, shares at Dec. 31, 2023		2,600,000	10,675	400	113,065,725
Balance at Dec. 31, 2023	$ 489,021	$ 26	$ 0	$ 0	$ 1,131	$ 1,101,425	$ 308	$ (613,869)
Net income / (loss)	(706)							(706)
Issuance of stock, shares					9,723,506
Issuance of common stock (Note 10(e))	27,792				$ 97	27,695
Issuance of restricted stock and compensation cost, shares (Note 10(h))					2,300,000
Issuance of restricted stock and compensation cost (Note 10(h))	5,007				$ 23	4,984
Dividends on Preferred Stock (Note 10(b))	(2,884)							(2,884)
Dividends on common stock (Note 10(f))	(18,368)							(18,368)
Balance, shares at Jun. 30, 2024		2,600,000	10,675	400	125,089,231
Balance at Jun. 30, 2024	499,862	$ 26	$ 0	$ 0	$ 1,251	1,134,104	308	(635,827)
Balance, shares at Dec. 31, 2024		2,600,000	10,675	400	125,203,405
Balance at Dec. 31, 2024	505,057	$ 26	$ 0	$ 0	$ 1,252	1,139,363	312	(635,896)
Net income / (loss)	$ 7,539							7,539
Issuance of stock, shares	12,802				12,802
Issuance of common stock (Note 10(e))	$ 16				$ 0	16
Issuance of restricted stock and compensation cost, shares (Note 10(h))					2,000,000
Issuance of restricted stock and compensation cost (Note 10(h))	5,270				$ 20	5,250
Stock repurchased and retired, shares (Note 10(e))					(11,442,645)
Stock repurchased and retired, value (Note 10(e))	(23,048)				$ (114)	(22,934)
Dividends on Preferred Stock (Note 10(b))	(2,884)							(2,884)
Dividends on common stock (Note 10(f))	(2,316)							(2,316)
Other comprehensive income	3,208						3,208
Balance, shares at Jun. 30, 2025		2,600,000	10,675	400	115,773,562
Balance at Jun. 30, 2025	$ 492,842	$ 26	$ 0	$ 0	$ 1,158	$ 1,121,695	$ 3,520	$ (633,557)